Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Accounts payable

Note 10. Accounts payable

Accounts payable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts payable to third party suppliers	3,286,866	3,132,613
Total accounts payable	$3,286,866	$3,132,613